Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,502,209	$ 10,114,565
Less: allowance for doubtful accounts	(201,730)	(231,257)	$ (167,691)
Accounts receivable, net	$ 9,300,479	$ 9,883,308